CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Millions, unless otherwise specified	Total	Invested Equity	Share Capital	Additional paid-in capital	Contributed surplus	Retained earnings	Other comprehensive loss	NCI	Contributed deficit
Beginning Balance at Dec. 31, 2010	$ 1,667.5	$ 1,675.5	$ 0	$ 0	$ 0	$ 0	$ (8.0)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	76.4	76.4
Discontinued operations not contributed to the Company	(415.0)	(415.0)
Movement in Invested Equity	146.1	146.1
Issuance of common shares in private placement	425.0		250.0	175.0
Cost related to capital increase	(6.9)			(6.9)
Issuance of common shares to Seadrill in exchange for harsh environment rigs	1,275.0		750.0	525.0
Operations contributed to the Company		(1,047.7)							1,047.7
Purchases of Seadrill companies	(2,354.8)								(2,354.8)
Ending Balance at Mar. 31, 2011	813.3	435.3	1,000.0	693.1	0	0	(8.0)	0	(1,307.1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	173.5					173.5
Operations contributed to the Company		(435.3)							435.3
Purchases of Seadrill companies	(365.8)								(365.8)
Purchase of treasury shares	(18.7)		(11.9)	(6.8)
Stock options	0.7			0.7
Other comprehensive income	(3.6)						(3.6)
Dividend paid	(73.7)					(73.7)
Ending Balance at Dec. 31, 2011	525.7	0	988.1	687.0	0	99.8	(11.6)	0	(1,237.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	181.7					181.7
Issuance of common shares in private placement	300.0		150.0	150.0
Cost related to capital increase	(2.7)			(2.7)
Stock options	0.8			0.8
Common control transaction	(27.5)								(27.5)
Other comprehensive income	(21.2)						(21.2)
Reduction of share premium				(834.3)	834.3
Effect of tax indemnification	79.0								79.0
Dividend paid	(197.7)					(197.7)
Ending Balance at Dec. 31, 2012	838.1	0	1,138.1	0.8	834.3	83.8	(32.8)	0	(1,186.1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	235.6					235.6
Stock options	0.5			0.5
Common control transaction	(2.3)								(2.3)
Other comprehensive income	(8.9)						(6.6)	(2.3)
Dividend paid	(205.5)					(205.5)
Ending Balance at Dec. 31, 2013	$ 857.5	$ 0	$ 1,138.1	$ 1.3	$ 834.3	$ 113.9	$ (39.4)	$ (2.3)	$ (1,188.4)